UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 616 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2013

Date of reporting period: 06/30/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders for the period ended June 30, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

SEMI-ANNUAL REPORT

June 30, 2013

Ticker Symbols:

Investor Class - CEFFX
Institutional Class - CEFIX
Service Class - CEFRX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 616
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2013 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets) (*) (Unaudited)

Exchange Traded Funds	72.29%

S&P 500 E-Mini Futures Contracts	36.13%

(*)	Excludes temporary cash investments. Percentages in the above table are based on net assets of the Fund at June 30, 2013.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (01/01/13) and held for the entire period of 01/01/13 through 06/30/13.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/13). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/13 through 06/30/13

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares (+3.18%)	$ 1,000.00	$ 1,031.80	$ 8.01(2)
Congressional Effect Fund Institutional Shares (+3.39%)	$ 1,000.00	$ 1,033.90	$ 6.76(2)
Congressional Effect Fund Service Shares (+2.81%)	$ 1,000.00	$ 1,028.10	$ 11.77(2)

Hypothetical 5% Fund Return	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares	$ 1,000.00	$ 1,016.90	$ 7.95(2)
Congressional Effect Fund Institutional Shares	$ 1,000.00	$ 1,018.10	$ 6.71(2)
Congressional Effect Fund Service Shares	$ 1,000.00	$ 1,013.20	$ 11.68(2)

(1)
Expenses are equal to the Fund’s annualized expense ratios of 1.59%, 1.34% and 2.34% for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)
Effective May 1, 2013, the expense cap (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) was increased to 1.50%.  Had this cap been in effect for the entire one-half year period, the Fund’s annualized expense ratios would have been 1.75%, 1.50% and 2.50% for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively.  These ratios would have resulted in Actual Expenses of $8.82, $7.56 and $12.57 for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively; and, Hypothetical Expenses of $8.75, $7.50 and $12.47 for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233. Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

		Shares	Value

EXCHANGE-TRADED FUNDS - (72.29%)
SPDR S&P 500 ETF Trust (Cost - $6,761,781)		50,000	$8,000,500

		Par Value
U.S. GOVERNMENT OBLIGATIONS - (5.42%)
U.S. Treasury Bill, 0.05%, 10/17/2013 (a)		$150,000	149,976
U.S. Treasury Bill, 0.05%, 11/07/2013 (a)		100,000	99,982
U.S. Treasury Bill, 0.09%, 12/19/2013 (a)		300,000	299,872
U.S. Treasury Bill, 0.09%, 12/26/2013 (a)		50,000	49,977
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $599,906)			599,807

		Shares
SHORT-TERM INVESTMENTS - (31.72%)
Fifth Third Institutional Government Money Market Fund, 0.01% (Cost - $3,510,404) (b)		3,510,404	3,510,404

TOTAL INVESTMENTS (Cost - $10,872,091) - 109.43%			$12,110,711

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (9.43)%			(1,043,518)

NET ASSETS - 100.00%			$11,067,193

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Contracts Purchased
S&P 500 E-Mini Futures, Expires 09/20/2013 *	50	$3,998,250	$(17,375)

(a)	Effective yield at June 30, 2013.
(b)	Rate shown represents the rate at June 30, 2013, is subject to change and resets daily.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $10,872,091)	12,110,711
Deposits at broker	63,639
Due from advisor	17,374
Receivables:
Interest	29
Dividends	41,956
Prepaid expenses	16,971
Total assets	12,250,680

Liabilities:
Payables:
Fund shares redeemed	1,111,899
Futures variation margin	17,375
Accrued distribution (12b-1) fees	2,506
Due to administrator	19,709
Accrued expenses	31,998
Total liabilities	1,183,487
Net Assets	$11,067,193

Sources of Net Assets:
Paid-in capital	$11,426,584
Accumulated net realized loss on investments	(1,570,140)
Accumulated net investment loss	(10,496)
Net unrealized appreciation on investments and futures contracts	1,221,245
Total Net Assets (Unlimited shares of beneficial interest authorized)	$11,067,193

Investor Shares:
Net assets applicable to 454,473 shares outstanding	$4,415,944
Net Asset Value and Offering Price Per Share	$9.72

Minimum Redemption Price Per Share (a)	$9.62

Institutional Shares:
Net assets applicable to 679,986 shares outstanding	$6,641,751
Net Asset Value and Offering Price Per Share	$9.77

Minimum Redemption Price Per Share (a)	$9.67

Service Shares:
Net assets applicable to 998 shares outstanding	$9,498
Net Asset Value and Offering Price Per Share	$9.52

Minimum Redemption Price Per Share (a)	$9.42

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

June 30, 2013	SEMI-ANNUAL REPORT

For the
Six Months Ended
June 30, 2013
(Unaudited)
Investment income:
Dividends	$76,642
Interest	279
Total investment income	76,921

Expenses:
Management fees	60,337
Distribution (12b-1) fees - Investor Shares	6,822
Distribution (12b-1) fees - Service Shares	47
Accounting and transfer agent fees and expenses	39,381
Registration and filing fees	11,724
Legal fees	13,141
Compliance officer fees	8,927
Miscellaneous	7,403
Audit fees	7,191
Custodian fees	5,157
Trustee fees and expenses	3,967
Insurance	502
Pricing fees	496
Reports to shareholders	49
Total expenses	165,144
Less: fees waived and expenses absorbed	(77,727)
Net expenses	87,417

Net investment loss	(10,496)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	240,580
Futures contracts	(555,223)
Net realized loss on investments and futures contracts	(314,643)

Net change in unrealized appreciation on:
Investments	692,645
Futures contracts	20,725
Net change in unrealized appreciation	713,370

Net gain on investments and futures contracts	398,727

Net increase in net assets resulting from operations	$388,231

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2013	SEMI-ANNUAL REPORT

	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(10,496)	$11,657
Net realized loss on investments and futures contracts	(314,643)	(240,285)
Net unrealized appreciation on investments and futures contracts	713,370	348,600
Net increase in net assets resulting from operations	388,231	119,972

Distributions to shareholders from:
Net investment income - Institutional Class	-	(11,664)
	-	(11,664)
Capital share transactions (Note 2):
Decrease in net assets from capital share transactions	(1,411,842)	(2,235,418)

Decrease in net assets	(1,023,611)	(2,127,110)

Net Assets:
Beginning of year	12,090,804	14,217,914

End of year	$11,067,193	$12,090,804
Undistributed (accumulated) net investment income (loss)	$(10,496)	$-

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2013	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

Investor Class

	For the Six Months Ended June 30, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Period Ended December 31, 2008 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.42		$9.31		$10.08	$9.31		$9.74		$10.00

Investment Operations:
Net investment income (loss) (b)	(0.01)		(0.01)		0.22	(0.08)		(0.11)		0.05
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		0.12		(0.74)	1.50		(0.32)		(0.27)
Total from investment operations	0.30		0.11		(0.52)	1.42		(0.43)		(0.22)

Distributions:
From net investment income	-		-		-	-		-		(0.04)
From net realized capital gains	-		-		(0.26)	(0.65)		-		-
Total distributions	-		-		(0.26)	(0.65)		-		(0.04)

Paid in capital from redemption fees	-	(c)	-	(c)	0.01	-	(c)	-	(c)	-

Net Asset Value, End of Year/Period	$9.72		$9.42		$9.31	$10.08		$9.31		$9.74

Total Return (d)	3.18%	(e)	1.18%		(5.07)%	15.20%		(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$4,416		$5,465		$7,636	$7,902		$7,530		$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.87%	(f)	2.83%		2.62%	3.38%		4.67%		14.99%	(f)
After fees waived and expenses absorbed	1.59%	(f)	1.51%		1.75%	1.75%		1.87%		2.24%	(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.60)%	(f)	(1.36)%		(1.19)%	(2.44)%		(3.95)%		(11.95)%	(f)
After fees waived and expenses absorbed	(0.31)%	(f)	(0.03)%		(0.32)%	(0.81)%		(1.15)%		0.80%	(f)

Portfolio turnover rate	0%	(e)	59%		414%	820%		2,996%		406%	(e)

(a)	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2013	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

Institutional Class

	For the Six Months Ended June 30, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011		For the Period Ended December 31, 2010 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.45		$9.34	$10.09		$10.36

Investment Operations:
Net investment income (b)	-		0.02	-	(c)	-	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.32		0.11	(0.49)		0.38
Total from investment operations	0.32		0.13	(0.49)		0.38

Distributions:
From net investment income	-		(0.02)	-		-
From net realized capital gains	-		-	(0.26)		(0.65)
Total distributions	-		(0.02)	(0.26)		(0.65)

Paid in capital from redemption fees	-		-	-	(d)	-

Net Asset Value, End of Year/Period	$9.77		$9.45	$9.34		$10.09

Total Return (e)	3.39%	(f)	1.36%	(4.87)%		3.62%	(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$6,642		$6,617	$6,573		$991

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.62%	(g)	2.58%	2.37%		3.62%	(g)
After fees waived and expenses absorbed	1.34%	(g)	1.26%	1.50%		1.50%	(g)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.35)%	(g)	(1.11)%	(0.94)%		(2.03)%	(g)
After fees waived and expenses absorbed	(0.06)%	(g)	0.22%	(0.07)%		0.09%	(g)

Portfolio turnover rate	0%	(f)	59%	414%		820%	(f)

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Net investment income resulted in less than $0.01 per share.
(d)	Redemption fees resulted in less than $0.01 per share.
(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2013	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

Service Class

	For the Six Months Ended June 30, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Period Ended December 31, 2010 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.26		$9.22	$10.07	$10.96

Investment Operations:
Net investment loss (b)	(0.05)		(0.07)	(0.52)	(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		0.11	(0.07)	(0.20)
Total from investment operations	0.26		0.04	(0.59)	(0.24)

Distributions:
From net realized capital gains	-		-	(0.26)	(0.65)
Total distributions	-		-	(0.26)	(0.65)

Net Asset Value, End of Year/Period	$9.52		$9.26	$9.22	$10.07

Total Return (c)	2.81%	(d)	0.43%	(5.87)%	(2.23)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$9		$9	$9	$54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.62%	(e)	3.58%	3.37%	4.70%	(e)
After fees waived and expenses absorbed	2.34%	(e)	2.26%	2.50%	2.50%	(e)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.35)%	(e)	(2.11)%	(1.94)%	(4.64)%	(e)
After fees waived and expenses absorbed	(1.06)%	(e)	(0.78)%	(1.07)%	(2.44)%	(e)

Portfolio turnover rate	0%	(d)	59%	414%	820%	(d)

(a)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the “Trust”) was organized as a Delaware statutory Trust on December 21, 2007. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Congressional Effect Fund (the “Fund”). The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer three classes of shares. The Fund is diversified. The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Security Valuations - The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company. The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. At June 30, 2013, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Security Classification(1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Investments:
Exchange-Traded Funds	$8,000,500	$-	$8,000,500
Short-Term Investments	3,510,404	-	3,510,404
U.S. Government Obligations	-	599,807	599,807
Total Investments	$11,510,904	$599,807	$12,110,711
Other Financial Instruments:
Futures Contracts(2)	(17,375)	-	(17,375)
Total Other Financial Instruments	$(17,375)	$-	$(17,375)

(1)
As of and during the period ended June 30, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of June 30, 2013, from the valuation input levels used on December 31, 2012.

b)          Share Valuation - The prices (net asset values) of the shares of the Fund are normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)          Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the period ended June 30, 2013:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as Hedging Instruments Under	Location in Statement
SFAS 133	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$17,375

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as Hedging Instruments Under	on Derivatives
SFAS 133	Recognized in Income	Value
Futures Contracts	Net realized loss on futures contracts	$(555,223)
Futures Contracts	Net change in unrealized depreciation on futures contracts	20,725
Total		$(534,498)

d)           Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)           Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)           Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)           Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

As of and during the period ended June 30, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2009, 2010, 2011, 2012 and the period ended June 30, 2013) and has concluded that no provision for income tax is required in these financial statements.

h)           Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)           Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)           Other - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)           Redemption fees - Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were redemption fees of $2 paid to the Fund during the period ended June 30, 2013.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period ended June 30, 2013 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	3,570	$34,901	-	$-	-	$-
Reinvested	-	-	$-	-	-	-
Redeemed	(129,424)	(1,256,111)	(19,878)	(190,632)	-	-
Net increase (decrease)	(125,854)	$(1,221,210)	(19,878)	$(190,632)	-	$-

Transactions in shares of capital stock for the Fund for the year ended December 31, 2012 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	24,816	$236,158	-	$-	-	$-
Reinvested	-	-	$1,025	9,693	-	-
Redeemed	(264,967)	(2,433,135)	(5,156)	(48,134)	-	-
Net increase (decrease)	(240,151)	$(2,196,977)	(4,131)	$(38,441)	-	$-

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$ -	$1,483,667

There were no government securities (excluding short-term investments) purchased or sold during the year.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the “Advisor”) acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended June 30, 2013, the Fund incurred $60,337 of advisory fees, before the waiver and reimbursement described below, with $17,374 remaining due from the Advisor at June 30, 2013.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.50% of the Fund's average daily net assets through May 1, 2014. Effective from January 9, 2012 through May 1, 2013, the expense cap was reduced to 1.25% of the Fund’s average daily net assets. For the period ended June 30, 2013, the Advisor waived management fees of $60,337 and reimbursed $17,390 of Fund expenses. The Advisor may recapture $134,744, $116,860, $175,499 and $77,727 no later than December 31, 2013, December 31, 2014, December 31, 2015 and December 31, 2016, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix” or “Administrator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $29,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the period ended June 30, 2013, Matrix earned $39,381 for such services including out of pocket expenses, with $16,782 remaining payable at June 30, 2013.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the period ended June 30, 2013, Matrix earned $8,927 of compliance fees, with $2,927 remaining payable at June 30, 2013.

Matrix Capital Group, Inc. acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix Capital Group, Inc. also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix Capital Group, Inc. received $200 of brokerage commissions during the period ended June 30, 2013.

Certain officers of the Trust are officers and/or employees of Matrix.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the period ended June 30, 2013, the Fund incurred $6,869 of 12b-1 fees.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at June 30, 2013 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$10,872,091	$1,238,719	$(99)	$1,238,620

For the period ended June 30, 2013, no distributions were paid by the Fund.  For the year ended December 31, 2012, the Fund distributed $11,664 of ordinary income.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of December 31, 2012, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Post-October		Total
Capital Loss	Capital Loss &	Net Unrealized	Distributable
Carryforwards	Other Tax Deferrals	Appreciation	Earnings
$(1,293,360)	$(237)	$545,975	$(747,622)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. As of December 31, 2012, The Fund elected to defer net capital losses as indicated in the chart below:

Post-October Losses
Deferred	Utilized
$237	$162,541

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

(5)	TAX MATTERS (Continued)

At December 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards, which are available for offset against future capital gains.  To the extent the capital loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.  Capital loss carryforwards at December 31, 2012 were as follows:

Short-Term Capital	Long-Term Capital	Total
Loss Carryforwards	Loss Carryforwards	Capital Loss
Expiring 12/31/2017	Non-Expiring	Carryforwards
$(442,566)	$(850,794)	$(1,293,360)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short term losses.  As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

(6)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Each shareholder should refer to such shareholder’s Form 1099-DIV or other tax information to determine the calendar year amounts to be included on the shareholder’s 2013 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 30, 2013 for the Congressional Effect Fund were as follows:
Congressional Effect Fund Investor Class, gross of fee waivers or expense reimbursements	2.92%
Congressional Effect Fund Investor Class, after waiver and reimbursement*	1.84%
Congressional Effect Fund Institutional Class, gross of fee waivers or expense reimbursements	2.67%
Congressional Effect Fund Institutional Class, after waiver and reimbursement*	1.59%
Congressional Effect Fund Service Class, gross of fee waivers or expense reimbursements	3.67%
Congressional Effect Fund Service Class, after waiver and reimbursement*	2.59%

* The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to May 1, 2014 without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the period ended June 30, 2013 were 2.87%, 2.62% and 3.62% for the Congressional Effect Fund Investor Class, Institutional Class, and Service Class, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the period ended June 30, 2013.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$750	None	None	$750
Samuel H. Solomon	$600	None	None	$600
Robert J. Cresci	$750	None	None	$750
Interested Trustees
Eric T. Singer	None	None	None	None

1	Each of the Trustees serves as a Trustee to the one fund of the Trust.
2	Figures are for the period ended June 30, 2013.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Annual Review and Renewal of Investment Advisory Agreement with the Advisor

The continuance of the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Advisor was approved by the Board of Trustees (the “Board”) of the Trust on February 25, 2013.  Legal counsel directed the Board to a memorandum legal counsel had prepared that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Advisory Agreement.  Legal counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Advisory Agreement.

The Portfolio Manager, the principal of the Advisor, then reviewed with the Board a memorandum from the Advisor addressed to the Trustees that provided information regarding the Advisor and its business (the “Advisor Memorandum”), a copy of which was also included in the Board Materials.  He discussed the services provided to the Fund by the Advisor, the Advisor’s experience and qualifications, the historical performance of the Fund as compared to relevant benchmarks, the Advisor’s losses with respect to the Fund, the financial condition of the Advisor, and other information contained in the Advisor Memorandum.  The Portfolio Manager and legal counsel then responded to questions from the Trustees regarding the information provided by the Advisor, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees then considered numerous factors, including:

(i)
The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Board reviewed the services being provided by the Advisor to the Fund including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution.  The Board also noted that the Trust’s president is an employee of the Advisor, and serves the Trust without additional compensation from the Fund.  After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of the Advisor’s business and the Advisor’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Fund.

(ii)
The investment performance of the Fund and Advisor.  In this regard, the Board compared the performance of the Fund with the performance of benchmark indices and other funds generally categorized as “asset allocation” funds, and discussed the Fund’s performance relative to the strategy as described in the Fund’s prospectus.  The Board also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies.  Following discussion of the investment performance of the Fund, the Advisor’s experience in managing the Fund, the Advisor’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Advisor has been satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund.  In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principal of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund, including certain current and past fee waivers and expense reimbursements by the Advisor on behalf of the Fund.  The Board also discussed the Advisor’s past fee waivers under the Expense Limitation Agreement, and discussed the Advisor’s continuing commitment to a voluntary fee cap, while noting that the Advisor was considering requesting a raise in the fee cap going forward.

After noting that, because of the Fund’s expense cap with the Advisor, the Fund does not currently have a sufficient amount of assets to receive its full management fee, and that during the last fiscal year the Advisor waived its entire management fee in addition to reimbursing the Fund, the Board compared the current expense cap of the Fund, and indications of the level of expense cap the Advisor was considering requesting, to a peer group of other funds comparable to the Fund based on its general categorization as an “asset allocation” fund, among other factors.  The Board determined that, while the Fund’s expense cap is higher than the mutual funds compared, the current expense cap and the Advisor’s potential raised expense cap are nonetheless reasonably close to the average expense cap of the Fund’s peer group, especially when considering the Fund’s size.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Annual Review and Renewal of Investment Advisory Agreement with the Advisor (continued)

The Board also compared the management fee the Advisor charges the Fund with the management fees the Advisor charges or offers to charge to separately managed accounts. In this regard, the Board considered that the Advisor provides more services and has many more obligations to the Fund than separately managed accounts, and that under the Fund’s current fee arrangement and expense cap, the management fee ultimately paid by the Fund is less than what a separately managed account client would pay the Advisor.  The Board also considered potential benefits to the Advisor in managing the Fund, including promotion of the Advisor’s name.

Following further discussion, comparisons and consideration, the Board concluded that the fees paid to the Advisor by the Fund are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered that the Fund’s fee arrangements with the Advisor involve both a management fee and an Expense Limitation Agreement.  The Board noted that, while the management fee would remain the same at all asset levels, the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  Additionally, the Fund has experienced benefits from the Expense Limitation Agreement and, due to the size of the Fund, the Fund would likely continue to experience benefits from the Expense Limitation Agreement (even if the cap is raised) until the Fund grows to a level where the Advisor receives its full fee.

The Portfolio Manager, as an interested Trustee and the principal of the Advisor, was then excused and the Independent Trustees met in executive session.  Following discussion, the Independent Trustees asked the Portfolio Manager to rejoin the meeting.  Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangement with the Advisor is within the range that would have been negotiated in an arm’s length transaction.

After further discussion, and upon motion duly made and seconded, the Trustees, including the Independent Trustees voting separately, unanimously adopted the following resolution:

RESOLVED, that the Investment Advisory Agreement, as presented at this meeting, between the Trust and the Advisor is hereby approved by the Board of Trustees, including a majority of those Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended, to continue for a one year period ending May 23, 2014 upon the terms and for the compensation described therein.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 616
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 616
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC  27101

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)           Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Fund

By Eric T. Singer	/s/ Eric T. Singer
President
Date: September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President, Principal
Date: September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: September 4, 2013